Schedule of Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Changes in the Asset Retirement Obligations
Beginning balance	$ 2,631	$ 2,336
Accretion of liability	235	212	200
Incremental obligations incurred	393	83
Ending balance	$ 3,259	$ 2,631	$ 2,336